Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Currency translation adjustment, tax benefit	$ 6	$ 32	$ 19
Pension liability adjustment, tax benefit (expense)	3	(8)	(2)
Cash flow hedge adjustment, tax benefit (expense)	$ (8)	$ (7)	$ 2